Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Components Of Property And Equipment

	As of December 31,
	2011	2010
Coal properties	$634,312	$506,235
Timber	88,447	87,699
Oil and gas royalties	39,981	36,937
Coal services equipment	35,409	35,310
Gathering systems	495,732	370,100
Compressor stations	116,454	77,909
Processing plants	68,237	61,665
Land	25,539	20,743
Other property, plant and equipment	10,841	9,730
Construction in progress	174,304	88,899

Total property, plant and equipment	1,689,256	1,295,227
Accumulated depreciation, depletion and amortization	(406,959)	(324,181)

Net property, plant and equipment	$1,282,297	$971,046